Transactions with Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 539	$ 319
Argosy Insurance Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 412	$ 356